Uranium Contracts (Tables)	12 Months Ended
Dec. 31, 2023
Uranium Contracts [Abstract]
Schedule of the Fair Value of the Physical Uranium Investment	The following table summarizes the fair value of the physical uranium investment:
	Investment in uranium $	Quantity in pounds (lbs)
Balance, December 31, 2021	4,210,000	100,000
Sale of uranium investment	(4,245,000)	(100,000)
Gain on sale of uranium	35,000
Balance, December 31, 2022	-	-
Investment in uranium	19,572,500	400,000
Sale of uranium investment	(22,148,000)	(400,000)
Gain on sale of uranium	2,575,500
Balance, December 31, 2023	-	-

Schedule of Uranium Sales Contracts	As of December 31, 2023, uranium sales contracts over the next five years are as follows:
Year	Sales Commitments in Pounds
2024	720,000
2025	700,000
2026	700,000
2027	650,000
2028	200,000